Debt - Summary of Letters of Credit Outstanding and Weighted Average Annual Cost of Letters of Credit (Details) - Letters of Credit - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Weighted Average Annual Cost (as a percent)	1.08%	1.06%
Letters of Credit Outstanding
Debt Instrument [Line Items]
Letters of Credit Outstanding	$ 335	$ 427